Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Contract liabilities, see Note 14	$ 961
Due to related parties - payroll related	587	910
Due to GHP (Note 5A)		167
Accrued expenses	255	852
Government authorities	36	65
Payroll related payables	267	61
Other Payables Total	$ 2,106	$ 2,055